Income Taxes - Reconciliation of expected tax expense (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Profit (Loss) before income tax			€ (188,381)	€ (63,418)
Income tax rate			27.55%	27.55%
Expected income taxes on this			€ 51,899	€ 17,472
Effects deriving from differences to the expected tax rate			54	(3)
Other non-deductible expenses and taxes			(238)	(312)
Changes in the realization of deferred tax assets			(22,371)	(18,978)
Other			(29,390)	1,760
Income tax as per statement of operations	€ 199	€ 20	€ 46	€ 61
Effective tax rate in %			0.00%	(0.10%)